Derivatives (Details) - EBP 102 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Derivative, notional, amount	$ 5,600.0	$ 4,000.0
Derivative asset, not subject to master netting arrangement	50.8	37.8
Derivative liability, not subject to master netting arrangement	9.6	$ 9.4
Net increase in Plan's interest in Verizon Master Savings Trust	$ 31.7